DERIVATIVE FINANCIAL INSTRUMENTS - Expense (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
DERIVATIVE FINANCIAL INSTRUMENTS
Expense generated by derivative financial instruments	$ 663,196	$ 3,086,983	$ 529,541